SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of common stock options

	Number of Shares	Weighted Average Exercise Price

Outstanding, January 1, 2019	693,307	$18.29
Granted	218,482	31.26
Forfeited	(23,168)	23.33
Outstanding, December 31, 2019	888,621	$21.35
Granted	178,128	22.86
Exercised(a)	(275)	5.60
Forfeited	(107,692)	10.30
Outstanding, December 31, 2020	958,782	$22.88
Exercisable, December 31, 2020(b)	581,233	$20.21

Schedule of common stock options outstanding

	Outstanding Options			Options Exercisable
Exercise Price Ranges	Number of Outstanding Options	Weighted Average Exercise Price	Remaining Contractual Life in Years	Number of Exercisable Options	Weighted Average Exercise Price

$4.01 – $14.61	226,098	$12.96	3.85	226,098	$12.96
$15.32 – $16.24	65,873	$15.40	4.65	65,873	$15.40
$19.37	108,343	$19.37	6.32	99,314	$19.37
$22.86	175,542	$22.86	9.13	—	$—
$29.85	66,469	$29.85	7.35	43,283	$29.85
$31.26	316,457	$31.26	8.09	146,665	$31.26
	958,782	$22.88	6.79	581,233	$20.21

Schedule of common stock reserved for future issuance under employee stock plans

Number of Shares
Total options available to be granted	287,298
Total options outstanding	958,782
Total common stock reserved for future issuance under employee stock plans	1,246,080

Schedule of summarizes share-based compensation expense

	2020	2019	2018
Research and development	$854	$759	$211
Sales and marketing	561	374	208
General and administrative	1,172	697	414
Cost of sales	56	49	38
Total share-based compensation	$2,643	$1,879	$871

Schedule of weighted average assumptions

	Years ended December 31,
	2020	2019	2018

Risk-free interest rate	0.55%	1.96%	2.75%
Expected average years until exercised	5	5	5
Expected dividend yield	—	—	—
Expected volatility	68.00%	61.00%	61.00%

Airspan [Member]
Schedule of common stock options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, December 31, 2020	958,782	$22.88	6.79
Granted(a)	77,256	36.30	-
Exercised	(2,200)	(31.26)	-
Forfeited	(15,713)	(20.67)	-
Outstanding, June 30, 2021(b)	1,018,125	$23.91	6.52
Exercisable, June 30, 2021(c)	680,409	$21.17	5.62

(a)	The weighted average grant-date fair value of options granted during the six months ending June 30, 2021 was $24.27 per share.

(b)	The aggregate intrinsic value of all options outstanding as of June 30, 2021 was $14.3 million.

(c)	The aggregate intrinsic value of all vested/exercisable options as of June 30, 2021 was $11.5 million.

Schedule of common stock reserved for future issuance under employee stock plans

Plans	Number of Shares
Total options available to be granted	221,323
Total options outstanding	1,018,125
Total common stock reserved for future issuance under employee stock plans	1,239,448

Schedule of summarizes share-based compensation expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$254	$200	$468	$399
Sales and marketing	196	104	336	206
General and administrative	363	179	656	358
Cost of sales	14	12	28	24
Total share-based compensation	$827	$495	$1,488	$987